INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards	$ 11,200,000
Operating Loss Carryforwards, Expiration Date 1	2035
Deferred Tax Assets, Valuation Allowance	$ 3,700,000	$ 2,300,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%